SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

15.   SHORT-TERM INVESTMENTS

Short-term investments represent investments in loans and time deposits, which have original maturities of longer than 92 days and are repayable in less than twelve months, as well as investment in debt and equity securities. Deposits, loans and debt securities are carried at amortized cost as they are held to collect contractual cash flows in the form of payments of principal and interest. Assets in Sistema Capital trust management as well as mutual funds are carried at fair value through profit and loss (“FVTPL”), as this portfolio of assets is neither held to collect contractual cash flows nor held both to collect contractual cash flows and to sell financial assets.

Short-term investments are presented net of allowance for expected credit losses (“ECL”).

Loans to customers issued by MTS Bank are presented separately within Bank deposits and loans in the accompanying consolidated statements of financial position.

The Group’s short-term investments comprised the following:

		December 31,
	Category	2021	2020
Mutual funds (Notes 28)	At FVTPL	10,719	10,699
Assets in Sistema-Capital trust management (Notes 28)	At FVTPL	10,374	10,313
Notes / loans	At amortized cost	6,383	1,007
Deposits	At amortized cost	1,499	1,415
Short-term investments, gross		28,975	23,434
Allowance for ECL		(3)	—
Total short-term investments		28,972	23,434

The main change in the amount of short-term investments occurred due to the reclassification of debt securities from other investments in line with the maturity date.